Insurance and Reinsurance Contract Assets and Liabilities - Effect of New Business Recognized in the Year (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	$ (372)	$ (77)
Amount included in reinsurance assets for the year	57	72
Estimates of present value of cash outflows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	(20,816)	(1,997)
Estimates of PV of future cash flows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	18,990	1,933
Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	1,261	399
Contractual service margin | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	622	(263)
Non-Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	0	0
Non-Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	35,333	22,211
Non-Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	6,426	4,295
Non-Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	28,907	17,916
Non-Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	(39,381)	(25,541)
Non-Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	853	962
Non-Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	3,195	2,368
Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	104	253
Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	2,170	3,796
Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	398	623
Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	1,772	3,173
Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	(2,165)	(3,761)
Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	99	218
Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Asia | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	16	12
Asia | Estimates of present value of cash outflows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	(7,144)	(916)
Asia | Estimates of PV of future cash flows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	6,950	815
Asia | Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	189	170
Asia | Contractual service margin | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	21	(57)
Asia | Non-Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	0	0
Asia | Non-Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	26,508	16,209
Asia | Non-Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	4,764	3,011
Asia | Non-Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	21,744	13,198
Asia | Non-Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	(29,664)	(18,765)
Asia | Non-Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	600	679
Asia | Non-Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	2,556	1,877
Asia | Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	44	158
Asia | Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	1,019	2,399
Asia | Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	147	322
Asia | Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	872	2,077
Asia | Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	(1,002)	(2,330)
Asia | Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	27	89
Asia | Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
Canada | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	8	13
Canada | Estimates of present value of cash outflows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	(6,153)	(331)
Canada | Estimates of PV of future cash flows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	5,876	319
Canada | Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	68	76
Canada | Contractual service margin | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	217	(51)
Canada | Non-Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	0	0
Canada | Non-Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	5,386	3,478
Canada | Non-Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	860	608
Canada | Non-Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	4,526	2,870
Canada | Non-Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	(5,876)	(3,823)
Canada | Non-Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	117	115
Canada | Non-Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	373	230
Canada | Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	16	26
Canada | Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	193	271
Canada | Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	40	68
Canada | Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	153	203
Canada | Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	(203)	(286)
Canada | Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	26	41
Canada | Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0	0
U.S. | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	33	47
U.S. | Estimates of present value of cash outflows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	(7,519)	(750)
U.S. | Estimates of PV of future cash flows | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	6,164	799
U.S. | Risk adjustment for non-financial risk | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	1,004	153
U.S. | Contractual service margin | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Amount included in reinsurance assets for the year	384	(155)
U.S. | Non-Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	0	0
U.S. | Non-Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	3,439	2,524
U.S. | Non-Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	802	676
U.S. | Non-Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	2,637	1,848
U.S. | Non-Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	(3,841)	(2,953)
U.S. | Non-Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	136	168
U.S. | Non-Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Contracts initially recognized during the year	266	261
U.S. | Onerous | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	44	69
U.S. | Onerous | Estimates of present value of cash outflows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	958	1,126
U.S. | Onerous | Insurance acquisition cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	211	233
U.S. | Onerous | Claims and other insurance service expenses payable | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	747	893
U.S. | Onerous | Estimates of PV of future cash flows | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	(960)	(1,145)
U.S. | Onerous | Risk adjustment for non-financial risk | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	46	88
U.S. | Onerous | Contractual service margin | Insurance contracts issued
Disclosure of effect of insurance contracts initially recognised [line items]
Recoveries and reversals of recoveries of losses on onerous underlying contracts	$ 0	$ 0